Personnel (Tables)	12 Months Ended
Dec. 31, 2018
Disclosure Of Employees [Abstract]
Disclosure of Detailed Information About Number of People Employed
NUMBER OF PEOPLE EMPLOYED: FULL-TIME EQUIVALENTS	At 31 December			Average during the year
	2018	2017	2016	2018	2017	2016
Business segment
Scientific, Technical & Medical	7,900	7,500	7,500	7,700	7,500	7,300
Risk & Business Analytics	8,700	8,100	8,200	8,600	8,200	7,900
Legal	10,500	10,600	10,700	10,600	10,700	10,600
Exhibitions	4,200	4,000	4,000	4,100	4,000	3,900
Sub-total	31,300	30,200	30,400	31,000	30,400	29,700
Corporate/shared functions	800	800	800	800	800	900
Total	32,100	31,000	31,200	31,800	31,200	30,600
Geographical location
North America	13,800	13,500	13,700	13,700	13,600	13,500
United Kingdom	5,200	5,000	4,900	5,100	5,000	4,800
The Netherlands	1,200	1,300	1,400	1,300	1,400	1,500
Rest of Europe	2,800	2,800	2,800	2,800	2,800	2,800
Rest of world	9,100	8,400	8,400	8,900	8,400	8,000
Total	32,100	31,000	31,200	31,800	31,200	30,600